Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-term Debt [Line Items]
short-term borrowings	¥ 83,507	¥ 341,567
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	50,259	134,898
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
short-term borrowings	20,000	200,989
Unsecured Short-Term Loans From Financial Institutions Denominated In Foreign Currencies
Short-term Debt [Line Items]
short-term borrowings	¥ 13,248	¥ 5,680